COST OF REVENUE (Tables)	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF COST OF REVENUE

Cost of revenue incurred are comprised of the following:

	September 30, 2023	September 30, 2022
Salaries and benefits	$385,072	$348,884
Software and other	32,306	20,356
Depreciation	1,095	2,012
	$418,473	$371,252